Lease liabilities - Detailed Information About In Remaining Contractual Maturities Of The Group Lease Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement [LineItems]
Present value of the minimum lease payments	¥ 94,762	¥ 102,749
Within 1 year [member]
Statement [LineItems]
Present value of the minimum lease payments	21,799	20,805
After 1 year but within 2 years [member]
Statement [LineItems]
Present value of the minimum lease payments	17,412	19,229
After 2 years but within 5 years [member]
Statement [LineItems]
Present value of the minimum lease payments	36,225	38,950
After 5 years [member]
Statement [LineItems]
Present value of the minimum lease payments	¥ 19,326	¥ 23,765